First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.7%
	Australia – 10.5%
88,641	ALS Ltd. (b)	$728,047
83,607	BHP Group Ltd. (b)	2,287,935
10,949	Commonwealth Bank of Australia (b)	777,569
300,967	Endeavour Group Ltd. (b)	1,676,819
152,300	Fortescue Metals Group Ltd. (b)	1,959,881
417,396	Harvey Norman Holdings Ltd. (b)	1,218,019
40,421	JB Hi-Fi Ltd. (b)	1,196,882
318,590	Nufarm Ltd. (b)	1,160,260
15,855	Rio Tinto Ltd. (b)	1,098,506
72,947	Sonic Healthcare Ltd. (b)	1,756,674
15,108	Woodside Energy Group Ltd. (b)	341,146
		14,201,738
	Belgium – 1.0%
5,977	Sofina S.A. (b)	1,399,750
	Bermuda – 1.7%
66,300	Orient Overseas International Ltd. (b)	2,310,603
	Canada – 1.2%
16,682	West Fraser Timber Co., Ltd.	1,561,833
	Cayman Islands – 1.4%
460,392	Xinyi Glass Holdings Ltd. (b)	908,047
615,855	Xinyi Solar Holdings Ltd. (b)	1,046,221
		1,954,268
	Denmark – 4.9%
686	AP Moller - Maersk A.S., Class A (b)	1,837,777
697	AP Moller - Maersk A.S., Class B (b)	1,903,044
25,430	Novo Nordisk A.S., Class B (b)	2,961,930
		6,702,751
	France – 7.2%
14,019	BioMerieux (b)	1,517,380
2,871	Christian Dior SE (b)	1,953,728
8,355	Dassault Aviation S.A. (b)	1,194,954
212,380	Electricite de France S.A. (b)	2,579,196
84,176	Metropole Television S.A. (b)	1,108,807
5,646	Vinci S.A. (b)	541,219
89,181	Vivendi SE (b)	846,625
		9,741,909
	Germany – 6.1%
14,352	Aurubis AG (b)	1,036,173
8,038	Hapag-Lloyd AG (b) (c) (d)	2,769,151
34,871	Mercedes-Benz Group AG (b)	2,056,483
10,927	Nemetschek SE (b)	731,526
8,490	Volkswagen AG (b)	1,681,595
		8,274,928
Shares	Description	Value

	Israel – 2.3%
9,640	Check Point Software Technologies Ltd. (e)	$1,201,144
8,479	Elbit Systems Ltd. (b)	1,956,389
		3,157,533
	Italy – 1.5%
46,542	Azimut Holding S.p.A. (b)	814,165
121,875	BPER Banca (b)	169,177
214,083	Snam S.p.A. (b)	1,074,170
		2,057,512
	Japan – 17.6%
65,100	Chugai Pharmaceutical Co., Ltd. (b)	1,828,842
57,700	ITOCHU Corp. (b)	1,679,628
9,300	Kajima Corp. (b)	106,166
76,600	Mitsubishi Chemical Holdings Corp. (b)	430,762
434,500	Mitsubishi UFJ Financial Group, Inc. (b)	2,448,187
18,800	NEC Corp. (b)	693,992
4,825	Nintendo Co., Ltd. (b)	2,157,612
24,800	Nippon Yusen KK (b)	1,948,072
17,200	Nissan Chemical Corp. (b)	879,490
97,100	ORIX Corp. (b)	1,730,499
40,500	Recruit Holdings Co., Ltd. (b)	1,513,609
69,700	SBI Holdings, Inc. (b)	1,414,035
5,800	Shimano, Inc. (b)	968,868
55,100	SoftBank Group Corp. (b)	2,314,575
443,200	Tokyo Electric Power Co., Holdings, Inc. (b) (e)	1,744,155
5,800	Tokyo Electron Ltd. (b)	1,996,322
		23,854,814
	Jersey – 2.4%
14,493	Ferguson PLC (b)	1,823,201
420,773	Man Group PLC (b)	1,399,804
		3,223,005
	Luxembourg – 1.8%
157,790	B&M European Value Retail S.A. (b)	817,013
20,273	Eurofins Scientific SE (b)	1,580,452
		2,397,465
	Netherlands – 1.1%
1,771	Airbus SE (b)	190,952
1,259	ASML Holding N.V. (b)	723,621
2,590	Ferrari N.V. (b)	550,019
		1,464,592
	New Zealand – 0.8%
332,289	Spark New Zealand Ltd. (b)	1,068,501
	Norway – 3.6%
1,156,906	DNO ASA (b)	1,664,593

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Norway (Continued)
107,427	TGS NOPEC Geophysical Co., ASA (b)	$1,594,549
246,457	Wallenius Wilhelmsen ASA (b)	1,652,173
		4,911,315
	Spain – 2.6%
515,531	CaixaBank S.A. (b)	1,548,004
7,116	EDP Renovaveis S.A. (b)	185,082
410,632	Telefonica S.A. (b)	1,832,936
		3,566,022
	Sweden – 3.4%
89,235	Investor AB, Class A (b)	1,834,697
99,282	Investor AB, Class B (b)	1,852,773
39,157	Swedish Orphan Biovitrum AB (b) (e)	859,926
		4,547,396
	Switzerland – 10.2%
5,924	Kuehne + Nagel International AG (b)	1,595,460
27,899	Nestle S.A. (b)	3,418,389
43,396	Novartis AG (b)	3,729,004
10,851	Roche Holding AG (b)	3,602,581
3,545	Roche Holding AG (b)	1,445,171
		13,790,605
	United Kingdom – 12.4%
121,611	3i Group PLC (b)	1,889,562
52,062	Anglo American PLC (b)	1,881,775
71,084	BAE Systems PLC (b)	668,100
34,107	British American Tobacco PLC (b)	1,336,437
74,354	Evraz PLC (b) (f)	73,244
106,249	GSK PLC (b)	2,232,314
132,812	Haleon PLC (e)	471,953
151,895	IG Group Holdings PLC (b)	1,473,724
14,204	Intertek Group PLC (b)	759,136
46,544	RELX PLC (b)	1,378,143
66,368	Rightmove PLC (b)	518,850
37,672	Rio Tinto PLC (b)	2,274,241
87,272	SSE PLC (b)	1,884,935
		16,842,414
	Total Common Stocks	127,028,954
	(Cost $133,467,154)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.9%
	Australia – 2.0%
102,389	Goodman Group (b)	1,498,469
476,079	Growthpoint Properties Australia Ltd. (b)	1,265,222
		2,763,691
	Belgium – 0.8%
32,099	Warehouses De Pauw CVA (b)	1,091,180
Shares	Description	Value

	United Kingdom – 2.1%
88,990	Safestore Holdings PLC (b)	$1,239,151
116,583	Segro PLC (b)	1,559,647
		2,798,798
	Total Real Estate Investment Trusts	6,653,669
	(Cost $6,700,057)
EXCHANGE-TRADED FUNDS (a) – 0.6%
	United States – 0.6%
13,223	iShares Core MSCI EAFE ETF	820,487
	(Cost $833,049)
	Total Investments – 99.2%	134,503,110
	(Cost $141,000,260)
	Net Other Assets and Liabilities – 0.8%	1,098,517
	Net Assets – 100.0%	$135,601,627

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2022	Sale Value as of 7/31/2022	Unrealized Appreciation/ (Depreciation)
08/31/22	BBH	USD	6,360,305	EUR	6,207,232	$ 6,360,305	$ 6,357,192	$ 3,113
08/31/22	BBH	USD	4,740,948	JPY	646,184,127	4,740,948	4,856,271	(115,323)
Net Unrealized Appreciation / (Depreciation)								$(112,210)

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2022, securities noted as such are valued at $130,447,693 or 96.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
GBP	17.6%
EUR	17.0
JPY	14.1
AUD	12.6
CHF	10.3
USD	9.8
DKK	5.0
NOK	3.6
SEK	3.4
HKD	3.2
ILS	1.4
CAD	1.2
NZD	0.8
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar
Sector Allocation	% of Total Investments
Industrials	20.4%
Health Care	16.0
Financials	13.9
Materials	10.9
Consumer Discretionary	7.8
Communication Services	7.3
Utilities	5.6
Consumer Staples	5.1
Real Estate	4.9
Information Technology	4.8
Energy	2.7
Other † †	0.6
Total	100.0%

† †	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 1,561,833	$ 1,561,833	$ —	$ —
Israel	3,157,533	1,201,144	1,956,389	—
United Kingdom	16,842,414	471,953	16,370,461	—
Other Country Categories*	105,467,174	—	105,467,174	—
Real Estate Investment Trusts*	6,653,669	—	6,653,669	—
Exchange-Traded Funds*	820,487	820,487	—	—
Total Investments	134,503,110	4,055,417	130,447,693	—
Forward Foreign Currency Contracts**	3,113	—	3,113	—
Total	$ 134,506,223	$ 4,055,417	$ 130,450,806	$—

LIABILITIES TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts**	$ (115,323)	$ —	$ (115,323)	$ —

*	See Portfolio of Investments for country breakout.
**	See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.2%
	Australia – 1.3%
3,924	Rio Tinto Ltd. (b)	$271,872
	Belgium – 0.8%
744	Sofina S.A. (b)	174,237
	Denmark – 8.8%
147	AP Moller - Maersk A.S., Class A (b)	393,809
151	AP Moller - Maersk A.S., Class B (b)	412,281
7,545	Novo Nordisk A.S., Class B (b)	878,795
2,854	Novozymes A.S., Class B (b)	182,315
		1,867,200
	France – 18.0%
3,124	Amundi S.A. (b) (c) (d)	169,617
1,740	Arkema S.A. (b)	164,840
2,280	BioMerieux (b)	246,781
3,686	Bureau Veritas S.A. (b)	101,662
14,727	Carrefour S.A. (b)	250,978
357	Christian Dior SE (b)	242,940
9,882	Electricite de France S.A. (b)	120,010
110	Euroapi S.A. (e)	1,856
256	Hermes International (b)	351,218
3,020	Ipsen S.A. (b)	305,495
428	Kering S.A. (b)	245,026
2,990	Legrand S.A. (b)	244,787
1,042	LVMH Moet Hennessy Louis Vuitton SE (b)	723,518
2,550	Sanofi (b)	253,403
460	Sartorius Stedim Biotech (b)	184,018
1,183	Schneider Electric SE (b)	163,614
549	Thales S.A. (b)	68,273
		3,838,036
	Germany – 13.2%
3,042	Bechtle AG (b)	140,704
4,854	Covestro AG (b) (c) (d)	163,703
24,414	Deutsche Bank AG (b)	213,548
5,725	Deutsche Post AG (b)	228,656
26,086	E.ON SE (b)	234,490
8,381	Fresenius SE & Co., KGaA (b)	214,461
9,809	Infineon Technologies AG (b)	269,007
7,719	Mercedes-Benz Group AG (b)	455,220
835	Nemetschek SE (b)	55,901
1,246	Rheinmetall AG (b)	228,488
4,245	TAG Immobilien AG (b)	47,010
1,825	Volkswagen AG (b)	361,474
1,188	Volkswagen AG (Preference Shares) (b)	167,971
722	Zalando SE (b) (c) (d) (e)	20,327
		2,800,960
	Italy – 0.6%
7,233	Azimut Holding S.p.A. (b)	126,528
Shares	Description	Value

	Jersey – 2.5%
6,432	Experian PLC (b)	$225,199
2,452	Ferguson PLC (b)	308,459
		533,658
	Luxembourg – 2.6%
35,999	B&M European Value Retail S.A. (b)	186,397
2,272	Eurofins Scientific SE (b)	177,122
20,822	Subsea 7 S.A. (b)	187,660
		551,179
	Netherlands – 6.7%
1,007	ASML Holding N.V. (b)	578,782
3,929	ASR Nederland N.V. (b)	164,222
312	Ferrari N.V. (b)	66,257
11,811	Koninklijke Ahold Delhaize N.V. (b)	325,260
1,551	OCI N.V. (b)	53,846
2,263	Wolters Kluwer N.V. (b)	245,767
		1,434,134
	Norway – 1.7%
9,530	Equinor ASA (b)	366,942
	Spain – 1.7%
78,730	Telefonica S.A. (b)	351,427
	Sweden – 3.0%
14,130	Investor AB, Class A (b)	290,517
16,126	Investor AB, Class B (b)	300,939
2,047	Kinnevik AB, Class B (b) (e)	36,870
		628,326
	Switzerland – 9.6%
902	Kuehne + Nagel International AG (b)	242,928
2,177	Logitech International S.A. (b)	122,483
1,808	Nestle S.A. (b)	221,529
8,663	Novartis AG (b)	744,409
1,026	Roche Holding AG (b)	340,636
471	Roche Holding AG (b)	192,010
72	SGS S.A. (b)	175,714
		2,039,709
	United Kingdom – 24.7%
20,090	3i Group PLC (b)	312,153
88,009	abrdn PLC (b)	178,432
9,123	Anglo American PLC (b)	329,750
370	AstraZeneca PLC (b)	48,670
137,732	Barclays PLC (b)	263,835
12,569	British American Tobacco PLC (b)	492,499
6,554	Dunelm Group PLC (b)	68,145
44,089	Evraz PLC (b) (f)	43,431
20,026	GSK PLC (b)	420,750
25,033	Haleon PLC (e)	88,956
3,980	Hikma Pharmaceuticals PLC (b)	84,125

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
24,034	IG Group Holdings PLC (b)	$233,184
8,146	IMI PLC (b)	133,016
15,676	Imperial Brands PLC (b)	344,188
2,394	Intertek Group PLC (b)	127,948
71,691	Marks & Spencer Group PLC (b) (e)	124,289
12,854	RELX PLC (b)	380,600
7,998	Rio Tinto PLC (b)	482,836
46,298	Royal Mail PLC (b)	159,997
23,474	Shell PLC (b)	626,200
14,138	SSE PLC (b)	305,358
		5,248,362
	Total Common Stocks	20,232,570
	(Cost $24,734,981)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.7%
	Belgium – 0.6%
3,767	Warehouses De Pauw CVA (b)	128,056
Shares	Description	Value

	United Kingdom – 2.1%
20,982	Segro PLC (b)	$280,697
67,866	Tritax Big Box REIT PLC (b)	163,280
		443,977
	Total Real Estate Investment Trusts	572,033
	(Cost $739,964)
EXCHANGE-TRADED FUNDS (a) – 0.9%
	United States – 0.9%
4,250	iShares Core MSCI Europe ETF	200,940
	(Cost $205,573)
	Total Investments – 98.8%	21,005,543
	(Cost $25,680,518)
	Net Other Assets and Liabilities – 1.2%	256,075
	Net Assets – 100.0%	$21,261,618

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2022	Sale Value as of 7/31/2022	Unrealized Appreciation/ (Depreciation)
08/31/22	BBH	USD	1,910,992	EUR	1,865,000	$ 1,910,992	$ 1,910,057	$ 935

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2022, securities noted as such are valued at $20,713,791 or 97.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

Currency Exposure Diversification	% of Total Investments†
EUR	33.9%
GBP	30.5
USD	10.1
CHF	9.7
DKK	8.9
SEK	3.0
NOK	2.6
AUD	1.3
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Sector Allocation	% of Total Investments
Health Care	19.5%
Industrials	18.3
Consumer Discretionary	13.7
Financials	11.7
Consumer Staples	8.8
Materials	8.1
Energy	5.6
Information Technology	5.6
Utilities	3.1
Real Estate	2.9
Communication Services	1.7
Other††	1.0
Total	100.0%

††	Exchange-traded fund with holdings representing multiple sectors.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
France	$ 3,838,036	$ 1,856	$ 3,836,180	$ —
United Kingdom	5,248,362	88,956	5,159,406	—
Other Country Categories*	11,146,172	—	11,146,172	—
Real Estate Investment Trusts*	572,033	—	572,033	—
Exchange-Traded Funds*	200,940	200,940	—	—
Total Investments	21,005,543	291,752	20,713,791	—
Forward Foreign Currency Contracts**	935	—	935	—
Total	$ 21,006,478	$ 291,752	$ 20,714,726	$—

*	See Portfolio of Investments for country breakout.
**	See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.1%
	Argentina – 0.6%
26,330	Grupo Financiero Galicia S.A., ADR	$205,374
	Bermuda – 1.0%
1,060,858	Sinopec Kantons Holdings Ltd. (b)	332,803
	Brazil – 14.4%
75,296	Cia Siderurgica Nacional S.A., ADR	217,605
61,581	CPFL Energia S.A.	390,854
65,756	Equatorial Energia S.A.	315,302
62,284	JBS S.A.	384,483
79,786	Marfrig Global Foods S.A.	203,548
86,896	Petroleo Brasileiro S.A.	620,722
99,485	Petroleo Brasileiro S.A. (Preference Shares)	656,619
37,027	Petroleo Brasileiro S.A., ADR	528,746
36,892	Petroleo Brasileiro S.A., ADR	484,392
28,834	Suzano S.A.	269,108
22,215	Vale S.A.	299,472
27,480	Vale S.A., ADR	369,881
		4,740,732
	Cayman Islands – 8.6%
42,800	Alibaba Group Holding Ltd. (b) (c)	481,220
28,486	ANTA Sports Products Ltd. (b)	313,655
431,711	Country Garden Holdings Co., Ltd. (b)	166,951
26,260	ENN Energy Holdings Ltd. (b)	428,369
567,572	Sino Biopharmaceutical Ltd. (b)	329,046
78,219	Sunac China Holdings Ltd. (b) (d)	45,637
21,447	Tencent Holdings Ltd. (b)	828,901
103,213	Wisdom Marine Lines Co., Ltd. (b)	236,961
		2,830,740
	Chile – 1.4%
4,125,706	Cia Sud Americana de Vapores S.A.	446,406
	China – 0.5%
43,371	Anhui Conch Cement Co., Ltd., Class H (b)	171,605
	Colombia – 0.5%
317,552	Ecopetrol S.A.	168,887
	Hong Kong – 1.4%
470,000	Lenovo Group Ltd. (b)	455,804
	India – 17.8%
11,582	Asian Paints Ltd. (b)	489,280
26,299	Aurobindo Pharma Ltd. (b)	181,902
77,957	Bharat Petroleum Corp., Ltd. (b)	325,735
Shares	Description	Value

	India (Continued)
49,829	Chambal Fertilisers and Chemicals Ltd. (b)	$203,324
39,649	Dabur India Ltd. (b)	292,885
6,841	Divi’s Laboratories Ltd. (b)	331,855
30,797	HCL Technologies Ltd. (b)	370,365
5,014	HDFC Asset Management Co., Ltd. (b) (e) (f)	123,710
16,585	Hindustan Unilever Ltd. (b)	554,053
36,501	Infosys Ltd. (b)	716,012
18,879	Infosys Ltd., ADR	367,952
53,606	Jindal Steel & Power Ltd. (b)	263,709
16,790	Jubilant Foodworks Ltd. (b)	117,211
3,299	Mindtree Ltd. (b)	142,917
3,455	Reliance Industries Ltd. (b)	109,884
42,177	Sun Pharmaceutical Industries Ltd. (b)	503,054
31,895	Sun TV Network Ltd. (b)	190,661
13,558	Tata Consultancy Services Ltd. (b)	567,115
		5,851,624
	Indonesia – 1.3%
269,053	Bank Mandiri Persero Tbk PT (b)	150,605
611,896	Indosat Tbk PT (b)	275,735
		426,340
	Malaysia – 0.3%
130,057	Supermax Corp. Bhd (b)	23,833
385,600	Top Glove Corp. Bhd (b)	83,696
		107,529
	Mexico – 2.9%
110,170	Grupo Mexico S.A.B. de CV, Series B	436,616
136,464	Wal-Mart de Mexico S.A.B. de C.V.	496,105
		932,721
	Netherlands – 0.2%
504,911	Steinhoff International Holdings N.V. (c)	78,284
	Poland – 0.6%
12,536	Asseco Poland S.A. (b)	195,334
	Russia – 0.1%
59,735	Rosneft Oil Co. PJSC (b) (d) (g)	7,384
23,602	Severstal PAO (b) (d) (g)	13,357
		20,741
	South Africa – 5.6%
3,810	Capitec Bank Holdings Ltd. (b)	457,870
32,088	Exxaro Resources Ltd. (b)	390,037
33,881	Impala Platinum Holdings Ltd. (b)	375,656
12,468	Kumba Iron Ore Ltd. (b)	371,555

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa (Continued)
29,917	Vodacom Group Ltd. (b)	$248,569
		1,843,687
	South Korea – 19.4%
3,631	Coway Co., Ltd. (b)	179,122
21,883	Daishin Securities Co., Ltd (b)	260,896
22,503	HMM Co., Ltd. (b)	432,066
6,980	Kia Corp. (b)	437,000
4,078	KIWOOM Securities Co., Ltd. (b)	265,547
5,747	Korea Investment Holdings Co., Ltd. (b)	279,641
16,045	KT Corp. (b)	466,357
2,785	Kumho Petrochemical Co., Ltd. (b)	278,205
19,893	LF Corp. (b)	267,694
854	LG Chem Ltd. (b)	397,755
2,837	LX Semicon Co., Ltd. (b)	218,293
61,920	Mirae Asset Securities Co., Ltd. (b)	314,669
30,078	NH Investment & Securities Co., Ltd. (b)	230,582
18,450	Samsung Electronics Co., Ltd. (b)	873,334
10,264	Samsung Securities Co., Ltd. (b)	276,851
6,329	SIMMTECH Co., Ltd. (b)	198,289
7,383	SK Hynix, Inc. (b)	558,131
31,109	Tongyang Life Insurance Co., Ltd. (b)	129,579
441,683	Woori Investment Bank Co., Ltd. (b)	310,967
		6,374,978
	Spain – 1.2%
89,304	Telefonica S.A. (b)	398,626
	Taiwan – 14.9%
848,199	AUO Corp. (b)	380,875
73,357	Elite Semiconductor Microelectronics Technology, Inc. (b)	202,005
107,251	Evergreen Marine Corp. Taiwan Ltd. (b)	344,638
82,570	Gigabyte Technology Co., Ltd. (b)	255,132
Shares	Description	Value

	Taiwan (Continued)
232,059	Macronix International Co., Ltd. (b)	$254,436
14,002	MediaTek, Inc. (b)	322,607
39,158	Novatek Microelectronics Corp. (b)	348,851
104,331	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	1,789,232
2,783	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	246,240
108,139	Wan Hai Lines Ltd. (b)	388,567
117,558	Yang Ming Marine Transport Corp. (b)	354,530
		4,887,113
	Thailand – 0.5%
207,600	Com7 PCL, NVDR	174,600
	Turkey – 3.9%
1,312,337	Dogan Sirketler Grubu Holding A.S. (b)	285,288
219,366	Haci Omer Sabanci Holding A.S. (b)	243,539
465,183	Petkim Petrokimya Holding A.S. (b) (c)	231,733
357,899	Turk Telekomunikasyon A.S. (b)	181,393
268,319	Turkiye Sise ve Cam Fabrikalari A.S. (b)	327,878
		1,269,831
	Total Common Stocks	31,913,759
	(Cost $35,138,056)
EXCHANGE-TRADED FUNDS (a) – 1.7%
	United States – 1.7%
11,051	iShares Core MSCI Emerging Markets ETF	542,162
	(Cost $571,778)
	Total Investments – 98.8%	32,455,921
	(Cost $35,709,834)
	Net Other Assets and Liabilities – 1.2%	402,288
	Net Assets – 100.0%	$32,858,209

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2022	Sale Value as of 7/31/2022	Unrealized Appreciation/ (Depreciation)
08/31/22	SG	USD	1,017,727	KRW	1,335,481,000	$ 1,017,727	$ 1,028,464	$ (10,737)
08/31/22	SG	USD	1,540,029	TWD	45,956,000	1,540,029	1,536,324	3,705
Net Unrealized Appreciation / (Depreciation)								$(7,032)

Counterparty Abbreviations
SG	Societe Generale

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2022, securities noted as such are valued at $24,552,563 or 74.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	17.0%
INR	16.9
KRW	16.5
HKD	10.9
TWD	10.3
BRL	9.7
ZAR	5.7
TRY	3.9
MXN	2.9
EUR	1.5
CLP	1.4
IDR	1.3
PLN	0.6
THB	0.5
COP	0.5
MYR	0.3
RUB	0.1
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Sector Allocation	% of Total Investments
Information Technology	26.1%
Materials	13.5
Energy	11.2
Financials	10.0
Communication Services	8.0
Industrials	7.8
Consumer Discretionary	7.2
Consumer Staples	5.9
Health Care	4.5
Utilities	3.5
Real Estate	0.6
Other††	1.7
Total	100.0%

††	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Argentina	$ 205,374	$ 205,374	$ —	$ —
Brazil	4,740,732	4,740,732	—	—
Chile	446,406	446,406	—	—
Colombia	168,887	168,887	—	—
India	5,851,624	367,952	5,483,672	—
Mexico	932,721	932,721	—	—
Netherlands	78,284	78,284	—	—
Russia	20,741	—	—	20,741
Taiwan	4,887,113	246,240	4,640,873	—
Thailand	174,600	174,600	—	—
Other Country Categories*	14,407,277	—	14,407,277	—
Exchange-Traded Funds*	542,162	542,162	—	—
Total Investments	32,455,921	7,903,358	24,531,822	20,741
Forward Foreign Currency Contracts**	3,705	—	3,705	—
Total	$ 32,459,626	$ 7,903,358	$ 24,535,527	$ 20,741

LIABILITIES TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts**	$ (10,737)	$ —	$ (10,737)	$ —

*	See Portfolio of Investments for country breakout.
**	See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

Additional Information
First Trust Exchange-Traded Fund III
July 31, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.